Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0001743725
Registrant Name	GRID DYNAMICS HOLDINGS, INC.
Registration File Number	333-283149
Form Type	S-3
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES